CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Gains (Losses)	Retained Earnings	Treasury Stock at Cost
Balance at Apr. 28, 2012	$ 852,271	$ 91	$ 1,340,909	$ (16,635)	$ 586,188	$ (1,058,282)
Net income (loss)	(157,806)				(157,806)
Minimum pension liability, net of tax	(57)			(57)
Reduction of junior note	24,292		24,292
Deferred tax adjustment	1,270		1,270
Exercise of 83 in 2015, 66 in 2014 and 279 in 2013 common stock options	3,400	2	3,398
Stock options and restricted stock tax benefits	(6,208)		(6,208)
Stock-based compensation expense	20,187		20,187
Accretive dividend on preferred stockholders	(2,266)				(2,266)
Accrued/paid dividends for preferred stockholders	(15,767)				(15,767)
Treasury stock acquired, 477 shares in 2015, 286 shares in 2014 and 356 shares in 2013	(5,573)					(5,573)
Balance at Apr. 27, 2013	713,743	93	1,383,848	(16,692)	410,349	(1,063,855)
Net income (loss)	(47,268)				(47,268)
Minimum pension liability, net of tax	4,919			4,919
Exercise of 83 in 2015, 66 in 2014 and 279 in 2013 common stock options	1,032	1	1,031
Stock options and restricted stock tax benefits	(1,587)		(1,587)
Stock-based compensation expense	12,171		12,171
Accretive dividend on preferred stockholders	(3,032)				(3,032)
Accrued/paid dividends for preferred stockholders	(16,028)				(16,028)
Treasury stock acquired, 477 shares in 2015, 286 shares in 2014 and 356 shares in 2013	(5,254)					(5,254)
Balance at May. 03, 2014	658,696	94	1,395,463	(11,773)	344,021	(1,069,109)
Net income (loss)	36,596				36,596
Minimum pension liability, net of tax	(12,077)			(12,077)
Pension reclassification (see Note 8)	7,317			7,317
Exercise of 83 in 2015, 66 in 2014 and 279 in 2013 common stock options	1,283	1	1,282
Stock options and restricted stock tax benefits	652		652
Stock-based compensation expense	19,989		19,989
Accretive dividend on preferred stockholders	(7,340)				(7,340)
Accrued/paid dividends for preferred stockholders	(15,765)				(15,765)
Treasury stock acquired, 477 shares in 2015, 286 shares in 2014 and 356 shares in 2013	(10,607)					(10,607)
Acquisition of preferred membership interest	313,298	3	313,295
Settlement of Microsoft commercial liability	197,316		197,316
Balance at May. 02, 2015	$ 1,189,358	$ 98	$ 1,927,997	$ (16,533)	$ 357,512	$ (1,079,716)